Income Taxes (Details 1) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2015	Jan. 31, 2015	Mar. 31, 2015
Tax benefit at statutory rates		$ (142,632)
Change in valuation allowance		142,632
Net provision for income taxes	$ 0	$ 0	$ 0